Goodwill and Intangible Assets - Schedule of Carrying Amounts of Goodwill and Intangible Assets (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 499,286	$ 499,286	$ 476,998
Accumulated Amortization	(132,563)	(89,049)	(30,617)
Net Carrying Amount	366,723	410,237	446,381
Total goodwill and Intangible assets ,Gross	1,760,730	1,760,730	1,710,171
Total goodwill and Intangible assets and Accumulated Amortization	(132,563)	(89,049)	(30,617)
Total goodwill and Intangible assets , Net	1,628,167	1,671,681	1,679,554
Goodwill [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,261,444	1,261,444
Net Carrying Amount		1,261,444	1,233,173
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	370,030	370,030	358,130
Accumulated Amortization	(84,159)	(58,097)	(21,075)
Net Carrying Amount	285,871	311,933	337,055
Total goodwill and Intangible assets and Accumulated Amortization	(84,159)	(58,097)	(21,075)
Developed technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	51,100	51,100	48,500
Accumulated Amortization	(15,648)	(10,218)	(3,206)
Net Carrying Amount	35,452	40,882	45,294
Total goodwill and Intangible assets and Accumulated Amortization	(15,648)	(10,218)	(3,206)
Tradenames [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	35,500	35,500	34,100
Accumulated Amortization	(4,510)	(2,952)	(928)
Net Carrying Amount	30,990	32,548	33,172
Total goodwill and Intangible assets and Accumulated Amortization	(4,510)	(2,952)	(928)
Data [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	42,656	42,656	36,268
Accumulated Amortization	(28,246)	(17,782)	(5,408)
Net Carrying Amount	14,410	24,874	30,860
Total goodwill and Intangible assets and Accumulated Amortization	$ (28,246)	$ (17,782)	$ (5,408)